UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21755

Name of Fund: BlackRock Enhanced Equity Yield & Premium Fund, Inc. (ECV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Enhanced Equity Yield & Premium Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ,
08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 – 09/30/2008

Item 1 – Schedule of Investments

BlackRock Enhanced Equity Yield & Premium Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 4.5%	Honeywell International, Inc.	49,629	$ 2,062,085
	Northrop Grumman Corp.	67,751	4,101,646
	Raytheon Co.	78,520	4,201,605

			10,365,336

Air Freight & Logistics - 0.5%	United Parcel Service, Inc. Class B	17,351	1,091,204

Capital Markets - 2.5%	The Bank of New York Mellon Corp.	59,378	1,934,535
	The Goldman Sachs Group, Inc.	7,527	963,456
	Morgan Stanley	122,130	2,808,990

			5,706,981

Chemicals - 2.3%	The Dow Chemical Co.	32,822	1,043,083
	E.I. du Pont de Nemours & Co.	104,042	4,192,893

			5,235,976

Communications Equipment - 1.0%	Cisco Systems, Inc. (a)	102,553	2,313,596

Computers & Peripherals - 4.1%	Hewlett-Packard Co.	100,184	4,632,508
	International Business Machines Corp.	39,662	4,638,868

			9,271,376

Diversified Financial Services - 5.7%	Bank of America Corp.	71,501	2,502,535
	Citigroup, Inc.	127,020	2,605,180
	JPMorgan Chase & Co.	170,264	7,951,329

			13,059,044

Diversified Telecommunication	AT&T Inc.	149,799	4,182,388
Services - 5.1%	Qwest Communications International Inc.	971,439	3,137,748
	Verizon Communications, Inc.	136,126	4,368,283

			11,688,419

Electric Utilities - 2.5%	FPL Group, Inc.	42,645	2,145,044
	The Southern Co.	93,334	3,517,758

			5,662,802

Energy Equipment & Services - 4.6%	BJ Services Co.	273,086	5,224,135
	Halliburton Co.	131,617	4,263,075
	Transocean, Inc.	9,856	1,082,583

			10,569,793

Food & Staples Retailing - 1.0%	Wal-Mart Stores, Inc.	37,420	2,241,084

Food Products - 6.1%	General Mills, Inc.	68,696	4,720,789
	Kraft Foods, Inc.	141,292	4,627,313
	Ralcorp Holdings, Inc. (a)	1	67
	Unilever NV (b)	163,248	4,597,064

			13,945,233

Health Care Equipment & Supplies - 2.2%	Baxter International, Inc.	34,529	2,266,138
	Covidien Ltd.	52,131	2,802,563

			5,068,701

Health Care Providers & Services - 1.0%	Cardinal Health, Inc.	45,276	2,231,201

Household Products - 3.6%	Clorox Co.	18,663	1,169,983
	Kimberly-Clark Corp.	73,502	4,765,870
	The Procter & Gamble Co.	32,346	2,254,193

			8,190,046

Industrial Conglomerates - 3.3%	3M Co.	16,899	1,154,371
	General Electric Co.	167,886	4,281,093
	Tyco International Ltd.	58,511	2,049,055

			7,484,519

Insurance - 6.9%	Hartford Financial Services Group, Inc.	76,179	3,122,577

BlackRock Enhanced Equity Yield & Premium Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Lincoln National Corp.	23,202	$ 993,278
	MetLife, Inc.	40,229	2,252,824
	Prudential Financial, Inc.	28,736	2,068,992
	The Travelers Cos., Inc.	158,967	7,185,308

			15,622,979

Machinery - 1.7%	Deere & Co.	76,773	3,800,264

Media - 4.7%	CBS Corp. Class B	69,566	1,014,272
	Time Warner, Inc.	491,783	6,447,275
	Viacom, Inc. Class B (a)	43,662	1,084,564
	Walt Disney Co.	71,762	2,202,376

			10,748,487

Metals & Mining - 2.1%	Alcoa, Inc.	171,168	3,864,973
	Freeport-McMoRan Copper & Gold, Inc. Class B	17,315	984,358

			4,849,331

Multi-Utilities - 1.3%	Dominion Resources, Inc.	56,108	2,400,300
	Public Service Enterprise Group, Inc.	15,989	524,279

			2,924,579

Multiline Retail - 0.4%	Nordstrom, Inc.	33,265	958,697

Office Electronics - 2.7%	Xerox Corp.	524,132	6,043,242

Oil, Gas & Consumable Fuels - 8.1%	Anadarko Petroleum Corp.	21,365	1,036,416
	Chevron Corp.	42,823	3,532,041
	ConocoPhillips	16,307	1,194,488
	Exxon Mobil Corp. (c)	125,137	9,718,139
	Massey Energy Co.	27,258	972,293
	Peabody Energy Corp.	46,322	2,084,490

			18,537,867

Pharmaceuticals - 9.5%	Bristol-Myers Squibb Co.	324,851	6,773,143
	Eli Lilly & Co.	25,298	1,113,871
	Johnson & Johnson	49,828	3,452,084
	Merck & Co., Inc.	34,773	1,097,436
	Pfizer, Inc.	128,539	2,370,259
	Schering-Plough Corp.	252,142	4,657,063
	Wyeth	58,511	2,161,396

			21,625,252

Semiconductors & Semiconductor	Analog Devices, Inc.	88,500	2,331,975
Equipment - 6.9%	Fairchild Semiconductor International, Inc. (a)	224,486	1,995,681
	Intel Corp.	175,619	3,289,344
	LSI Corp. (a)	748,049	4,009,543
	Micron Technology, Inc. (a)	720,682	2,918,762
	Texas Instruments, Inc.	53,264	1,145,176

			15,690,481

Software - 1.0%	Microsoft Corp.	86,461	2,307,644

Specialty Retail - 0.5%	Home Depot, Inc.	40,065	1,037,283

	Total Common Stocks (Cost - $246,606,195) - 95.8%		218,271,417

	BlackRock Enhanced Equity Yield & Premium Fund, Inc.
	Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Beneficial
		Interest
	Short-Term Securities	(000)	Value

	BlackRock Liquidity Series, LLC Money Market
	Series, 2.66% (d)(e)	$ 21,405	$ 21,405,294

	Total Short-Term Securities
	(Cost - $21,405,294) - 9.4%		21,405,294

	Total Investments Before Options Written
	(Cost - $268,011,489*) - 105.2%		239,676,711

	Options Written	Contracts

Call Options	S&P 500 Listed Option, expiring October 2008
	at $127	730	(441,650)
	S&P 500 Listed Option, expiring October 2008
	at $130	465	(124,388)

	Total Options Written
	(Premiums Received - $1,924,761) - (0.3)%		(566,038)

	Total Investments, Net of Options Written
	(Cost - $266,086,728) - 104.9%		239,110,673
	Liabilities in Excess of Other Assets - (4.9)%		(11,215,482)

	Net Assets - 100.0%		$ 227,895,191

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 268,021,771

Gross unrealized appreciation	$ 2,089,641
Gross unrealized depreciation	(30,434,701)

Net unrealized depreciation	$ (28,345,060)

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	All, or a portion of security, pledged as collateral in connection with open financial futures contracts.

(d)	Represents the current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC Money Market Series	$ (12,477)	$ 656,695

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub- classifications for reporting ease.
  Financial futures contracts purchased on September 30, 2008 were as follows:
		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Depreciation

175	NASDAQ 100 Index	December 2008	$ 6,227,752	$ (647,877)
93	S&P 500 Index	December 2008	$ 5,441,983	(13,573)

Total				$ (661,450)

BlackRock Enhanced Equity Yield & Premium Fund, Inc.

Schedule of Investments September 30, 2008 (Unaudited)

  Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market- corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*

Level 1	$ 218,271,417	$ (1,227,488)
Level 2	21,405,294	-
Level 3	-	-

Total	$ 239,676,711	$ (1,227,488)

* Other financial instruments are futures and options.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Equity Yield & Premium Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Enhanced Equity Yield & Premium Fund, Inc.

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Equity Yield & Premium Fund, Inc.

Date: November 24, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Equity Yield & Premium Fund, Inc.

Date: November 24, 2008